                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



------------------------------------------------------------------------------
 1.    Name and address of issuer:

       The Galaxy Fund
       One Financial Center
       Boston, MA 02111

-------------------------------------------------------------------------------
 2. Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):              [ ]

       Institutional Government Money Market Fund
       Institutional Money Market Fund
       Institutional Treasury Money Market Fund
       Prime Reserves
       Government Reserves
       Tax-Exempt Reserves

-------------------------------------------------------------------------------
 3.    Investment Company Act File Number:

       811-4636

       Securities Act File Number:

       33-4806

-------------------------------------------------------------------------------
 4.(a) Last day of fiscal year for which this notice is filed:

       October 31, 2005

-------------------------------------------------------------------------------
 4.(b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

 Note: If the Form is being filed late, interest must be paid on the registration fee due.

-------------------------------------------------------------------------------
 4.(c) [ ] Check box if this is the last time the issuer will be filing this Form.



-------------------------------------------------------------------------------
 5.     Calculation of registration fee:

        (i)   Aggregate sale price of
              securities sold during
              the fiscal year pursuant
              to section 24(f):                                 $30,579,265,173
                                                                ---------------
        (ii)  Aggregate price of
              securities redeemed
              or repurchased during the
              fiscal year:                  $37,620,583,201
                                            ---------------
        (iii) Aggregate price of
              securities redeemed
              or repurchased during any
              prior fiscal year ending
              no earlier than
              October 11, 1995 that were
              not previously used to
              reduce registration fees
              payable to the Commission:    $11,820,956,717
                                            ---------------
        (iv)  Total available redemption
              credits [add Items 5(ii)
              and 5(iii)]:                                  -   $49,441,539,918
                                                                ---------------
        (v)   Net sales - if Item 5(i)
              is greater than Item 5(iv)
              [subtract Item 5(iv) from
              Item 5(i)]:                                       $           n/a
                                                                ---------------

        (vi)   Redemption credits available
               for use in future years - if
               Item 5(i) is less than
               Item 5(iv) [subtract
               Item 5(iv) from Item 5(i)]:     $(18,862,274,745)
                                               -----------------
        (vii)  Multiplier for determining
               registration fee:                                 x     .0001070
                                                                     ----------
        (viii) Registration fee due
               [multiply Item 5(v) by Item
               5(vii)] (enter "0" if no fee
               is due):                                          =    $       0
                                                                     ----------
-------------------------------------------------------------------------------
6.      Prepaid Shares

        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: n/a.

-------------------------------------------------------------------------------
7.      Interest due - if this Form is
        being filed more than 90 days after
        the end of the issuer's fiscal year:
                                                                 +   $      n/a
                                                                     ----------
-------------------------------------------------------------------------------
8.      Total of the amount of the registration fee due plus any
        interest due [line 5(viii) plus line 7]:
                                                                 =   $      n/a
                                                                     ----------
-------------------------------------------------------------------------------
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

        n/a

               Method of Delivery:

                         [ ]  Wire Transfer
                         [ ]  Mail or other means
-------------------------------------------------------------------------------

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

By   /s/ J. Kevin Connaughton
     -------------------------
     J. Kevin Connaughton
     Treasurer/CFO

Date January 27, 2006

                                     - 3 -